Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	May 2014
Distribution Date	06/16/14
Transaction Month	20
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 22, 2012
Closing Date:		October 17, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:		$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%		October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%		August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%		April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%		June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%		June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%		February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$38,701,155.89	0.0775574	$557,414.73	0.0011171	$38,143,741.16
Class A-3 Notes	$451,000,000.00	1.0000000	$451,000,000.00	1.0000000	$-
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$713,931,155.89	0.4724173	$675,787,414.73	0.4471771	$38,143,741.16

Weighted Avg. Coupon (WAC)	3.99%		4.00%
Weighted Avg. Remaining Maturity (WARM)	39.18		38.33
Pool Receivables Balance	$753,435,623.94		$714,714,581.36
Remaining Number of Receivables	61,543		60,132

Adjusted Pool Balance	$745,058,352.70		$706,914,611.54

III. COLLECTIONS

Principal:
Principal Collections					$37,870,054.65
Repurchased Contract Proceeds Related to Principal					$-
Recoveries/Liquidation Proceeds					$822,995.64
Total Principal Collections					$38,693,050.29

Interest:
Interest Collections					$2,529,885.39
Late Fees & Other Charges					$59,912.74
Interest on Repurchase Principal					$-
Total Interest Collections					$2,589,798.13

Collection Account Interest					$301.10
Reserve Account Interest					$66.07
Servicer Advances					$-

Total Collections					$41,283,215.59

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	May 2014
Distribution Date	06/16/14
Transaction Month	20
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections					$41,283,215.59
Reserve Account Available					$7,781,799.20
Total Available for Distribution					$49,065,014.79
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$627,863.02	$-	$627,863.02	$627,863.02
Collection Account Interest					$301.10
Late Fees & Other Charges					$59,912.74
Total due to Servicer					$688,076.86

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$12,900.39		$12,900.39
Class A-3 Notes		$199,191.67		$199,191.67
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$303,999.06		$303,999.06	$303,999.06

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$40,213,215.83

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$38,143,741.16

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$38,143,741.16
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$38,143,741.16		$38,143,741.16
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$38,143,741.16

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					2,069,474.67

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$8,377,271.24
Beginning Period Amount	$8,377,271.24
Current Period Amortization	$577,301.42
Ending Period Required Amount	$7,799,969.82
Ending Period Amount	$7,799,969.82
Next Distribution Date Amount	$7,248,805.39

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	May 2014
Distribution Date	06/16/14
Transaction Month	20
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$31,127,196.81	$31,127,196.81	$31,127,196.81
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		4.18%	4.40%	4.40%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.73%	59,370	98.28%	$702,443,091.80
30 - 60 Days	1.02%	616	1.39%	$9,934,493.61
61 - 90 Days	0.20%	118	0.27%	$1,924,336.34
91 + Days	0.05%	28	0.06%	$412,659.61
		60,132		$714,714,581.36
Total
Delinquent Receivables 61 + days past due	0.24%	146	0.33%	$2,336,995.95
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.22%	136	0.30%	$2,254,320.00
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.16%	100	0.21%	$1,649,063.07
Three-Month Average Delinquency Ratio	0.21%		0.28%

Repossession in Current Period		32		$525,002.12
Repossession Inventory		56		$385,404.78

Charge-Offs
Gross Principal of Charge-Off for Current Period				$850,987.93
Recoveries				$(822,995.64)
Net Charge-offs for Current Period				$27,992.29

Beginning Pool Balance for Current Period				$753,435,623.94

Net Loss Ratio				0.04%
Net Loss Ratio for 1st Preceding Collection Period				-0.01%
Net Loss Ratio for 2nd Preceding Collection Period				0.05%
Three-Month Average Net Loss Ratio for Current Period				0.03%

Cumulative Net Losses for All Periods				$8,634,333.59
Cumulative Net Losses as a % of Initial Pool Balance				0.55%

Principal Balance of Extensions				$2,775,162.41
Number of Extensions				160

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